PROPERTY, PLANT AND EQUIPMENT (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Right of use, beginning balance	R$ 674,786	R$ 644,880	R$ 644,880
Cost	1,269,089	1,126,977	1,057,567
Accumulated depreciation	(512,275)	(452,191)	(412,687)
Effect of foreign exchange differences	14,627	(1,667)
Addition	14,117	73,215
Remesurement	285,533	124,310
Depreciation	(231,394)	(165,952)
Write-offs	(855)
Right of use, ending balance	756,814	674,786	644,880
Land [member]
IfrsStatementLineItems [Line Items]
Right of use, beginning balance	512,923	465,048	465,048
Cost	655,481	629,004	548,756
Accumulated depreciation	(118,473)	(116,081)	(83,708)
Addition	4,272	65,081
Remesurement	58,103	16,704
Depreciation	(38,290)	(31,751)
Transfers to other asset categories		(2,159)
Right of use, ending balance	537,008	512,923	465,048
Buildings [member]
IfrsStatementLineItems [Line Items]
Right of use, beginning balance	86,057	62,431	62,431
Cost	150,311	143,926	107,782
Accumulated depreciation	(67,199)	(57,869)	(45,351)
Effect of foreign exchange differences	9,939	(503)
Addition		4,400
Remesurement	3,627	37,506
Depreciation	(16,511)	(18,116)
Transfers to other asset categories		339
Right of use, ending balance	83,112	86,057	62,431
Machinery [member]
IfrsStatementLineItems [Line Items]
Right of use, beginning balance	54,149	83,161	83,161
Cost	360,925	254,640	277,865
Accumulated depreciation	(246,313)	(200,491)	(194,704)
Effect of foreign exchange differences	2,209	(340)
Addition	6,549
Remesurement	202,990	64,755
Depreciation	(150,430)	(97,181)
Transfers to other asset categories		3,754
Write-offs	(855)
Right of use, ending balance	114,612	54,149	83,161
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Right of use, beginning balance	21,657	34,240	34,240
Cost	102,372	99,407	123,164
Accumulated depreciation	(80,290)	(77,750)	(88,924)
Effect of foreign exchange differences	2,479	(824)
Addition	3,296	3,734
Remesurement	20,813	5,345
Depreciation	(26,163)	(18,904)
Transfers to other asset categories		(1,934)
Right of use, ending balance	R$ 22,082	R$ 21,657	R$ 34,240